Cover Page	Jul. 30, 2019
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2
Entity Registrant Name	XEROX CORP
Entity Central Index Key	0000108772
Entity Emerging Growth Company	false
Entity File Number	001-04471
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	16-0468020
Entity Address, Address Line One	201 Merritt 7
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851-1056
City Area Code	203
Local Phone Number	968-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	XRX
Security Exchange Name	NYSE
Chicago Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	XRX
Security Exchange Name	CHX